Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 7,019,215	$ 3,079,378	$ (3,432,589)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	5,128,696	4,004,080	7,016,089
Depreciation and amortization	677,241	593,173	403,700
Deferred tax (benefits) expenses	(413,609)	172,740	100,109
Remeasurement loss of the previously held equity interest			19,682
Gain on disposal of a long-term investment		(433,490)
Share of loss (income) in equity investees, net of tax	44,121	(207,363)	145,329
Gain on disposal of subsidiaries	(9,022)		(57,588)
Provision (reversal of) for doubtful accounts	197,740	231,133	(70,893)
Loss from disposal of property and equipment	26,399	633	9,689
Others	25,615
Changes in assets and liabilities:
Accounts receivable	(16,712,597)	(6,603,589)	(3,055,040)
Prepayment, deposits and other assets	(728,562)	206,054	(37,026)
Prepaid income tax	15,780	615,010	(442,498)
Amounts due from related parties	(224,429)
Accounts payable	363,697	89,427	(417,801)
Accrued expenses and other current liabilities	(18,349)	56,935	(425,109)
Contract liabilities	(378,628)	69,278
Tax payables	279,413	408,007	102,408
Amounts due to related parties	183,148
Deferred subsidies		(109,250)	(27,138)
Deferred revenue			(69,241)
Salaries and benefits payable	309,914	3,564,029	639,024
Other non-current liabilities	1,604,444	194,939
Net cash (used in) provided by operating activities	(2,609,773)	5,931,124	401,107
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(1,072,389)	(167,701)	(499,554)
Acquisition of intangible assets	(6,521)	(63,855)
Payments for business acquisitions, net of cash acquired from acquisitions	(304,476)	(1,556,910)	(401,062)
Acquisition of long-term investments	(331,036)	(143,299)	(1,093,274)
Disposition of a long-term investment		995,605
Disposition of subsidiaries	(191,839)		(65,242)
Maturities (purchases) of short-term investments	(3,375,521)	1,109,389	(1,803,228)
Repayments from a related party		177,787	820,982
Loans provided to a third party	(185,906)
Loans provided to related parties	(151,783)	(177,787)	(820,982)
Net cash (used in) provided by investing activities	(5,619,471)	173,229	(3,862,360)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	13,301,775	3,821,602	3,641,661
Repayments of short-term bank loans	(8,270,611)	(3,896,240)	(3,918,427)
Capital contributions from IPO and over-allotment, net			1,472,592
Capital contributions from private placement and warrants, net of issuance costs	14,682,877
Proceeds from exercise of options	116,230
Escrow receivable		200,000
Purchase of noncontrolling interests	(455,546)		(582,440)
Amounts due to related parties			(146,604)
Dividends paid to noncontrolling interests	(34,137)
Net cash provided by financing activities	19,340,588	125,362	466,782
Effect of exchange rate changes on cash	975,918	(178,930)	(147,080)
Net increase (decrease) in cash	12,087,262	6,050,785	(3,141,551)
Cash and cash equivalents, at the beginning of the year	12,652,120	6,601,335	9,742,886
Cash, cash equivalents at the end of the year	24,739,382	12,652,120	6,601,335
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	1,746,327	1,169,717	768,956
Interest paid	$ 154,516	$ 89,503	$ 69,602